GODFREY & KAHN, S.C.
                   ATTORNEYS AT LAW
                780 North Water Street
              Milwaukee, Wisconsin 53202
       Phone: (414) 273-3500 Fax: (414) 273-5198


                         April 30, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  ICAP Funds, Inc.
               (Registration Nos. 33-86006; 811-8850)

Gentlemen:

          On behalf of ICAP Funds, Inc. (the "Fund"), in lieu of filing ten copies of the Fund's currently effective Prospectus and ten copies of its Statement of Additional Information pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we are hereby providing you with notice in accordance with Rule 497(j) of the Act, that (1) the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Fund's Registration Statement (i.e.,
Post-Effective Amendment No. 5), and (2) the text of the most recent amendment to the Fund's Registration
Statement was filed electronically on April 29, 1997.

          Please do not hesitate to contact the
undersigned if you have any questions regarding this letter.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Pamela M. Krill

                              Pamela M. Krill

cc:  Pamela H. Conroy
     Lea Grunig
     Carol A. Gehl